UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York         2/13/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        63
                                               -------------

Form 13F Information Table Value Total:       $1,400,734
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCE AUTO PARTS INC             COM          00751Y106   56,553   1,156,500   SH       SOLE        1,156,500
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105   16,494   5,461,500   SH       SOLE        5,461,500
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE GROUP INC         COM          037933108   25,665   1,154,000   SH       SOLE        1,154,000
-----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP                   COM          001547108    7,654     956,800   SH       SOLE          956,800
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                          COM          031162100    2,862      59,200   SH       SOLE           59,200
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL ARLS INC               CL B         210795308   13,744   1,895,700   SH       SOLE        1,895,700
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108   14,375     600,200   SH       SOLE          600,200
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103   57,249   5,462,649   SH       SOLE        5,462,649
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                         COM          125509109   29,865     726,300   SH       SOLE          726,300
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                       CL A         200300101      236      10,000   SH       SOLE           10,000
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                       CL A SPL     200300200      452      20,000   SH       SOLE           20,000
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                      COM          126117100   18,593     726,279   SH       SOLE          726,279
-----------------------------------------------------------------------------------------------------------------------------------
CNH GLOBAL N V                     SHS          N20935107    6,475   1,703,900   SH       SOLE        1,703,300
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032809   16,242   1,224,900   SH       SOLE        1,224,900
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109   32,832   1,961,319   SH       SOLE        1,961,319
-----------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                    COM          256669102    3,689     308,700   SH       SOLE          308,700
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109   40,035   1,798,500   SH       SOLE        1,798,500
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                        COM          281020107   35,163   2,967,300   SH       SOLE        2,967,300
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS BOUTIQUE HLDGS C       COM          286045109    1,186      75,000   SH       SOLE           75,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO       CL B         35671D857   39,604   2,360,200   SH       SOLE        2,360,200
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP                CL H NEW     370442832   31,734   2,965,800   SH       SOLE        2,965,800
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR TV GUIDE INTL INC          COM          36866W106    9,994   3,075,000   SH       SOLE        3,075,000
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                     COM          406216101   13,733     734,000   SH       SOLE          734,000
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO              COM          410768105   13,281   1,446,700   SH       SOLE        1,446,700
-----------------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW                 COM          564055101   36,316   1,951,400   SH       SOLE        1,951,400
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                     COM          437076102   20,016     835,400   SH       SOLE          835,400
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                 CL A         435569108   18,996   1,869,700   SH       SOLE        1,869,700
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                 COM          438516106   17,095     712,300   SH       SOLE          712,300
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM          427056106   37,400   4,250,000   SH       SOLE        4,250,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW             COM SER A    530718105   39,085   4,371,872   SH       SOLE        4,371,872
-----------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS         COM NEW      50540R409    8,371     360,200   SH       SOLE          360,200
-----------------------------------------------------------------------------------------------------------------------------------
MAY DEPT STORES CO                 COM          577778103    4,251     185,000   SH       SOLE          185,000
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                    COM          608190104   39,011     685,000   SH       SOLE          685,000
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                    COM          611664101   23,940   1,243,656   SH       SOLE        1,243,656
-----------------------------------------------------------------------------------------------------------------------------------
BAYCORP HLDGS CORP                 COM          072728108   36,299   2,462,600   SH       SOLE        2,462,600
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CA     DEPOSITARY REC 651426108   36,081   1,255,000   SH       SOLE        1,255,000
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC         COM          649445103   23,485     813,200   SH       SOLE          813,200
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                   COM          676220106    7,505     508,500   SH       SOLE          508,500
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC            COM          691471106   65,067   1,785,100   SH       SOLE        1,785,100
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                          COM          69331C108   31,406   2,259,400   SH       SOLE        2,259,400
-----------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC                    COM          725906101    4,888     425,000   SH       SOLE          425,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                     COM          71713U102   61,534   1,472,100   SH       SOLE        1,472,100
-----------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD                      COM          G6852T105   36,849     711,100   SH       SOLE          711,100
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP                COM          74406A102   11,972   1,844,700   SH       SOLE        1,844,700
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD        COM          V7780T103   15,461     925,800   SH       SOLE          925,800
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC               CL A         761195205    3,755     416,700   SH       SOLE          416,700
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                     ORD          G90078109    5,793     249,700   SH       SOLE          249,700
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE HLDGS LTD           COM          G7496G103   16,584     418,800   SH       SOLE          418,800
-----------------------------------------------------------------------------------------------------------------------------------
SAMINA SCI CORP                    COM          800907107   12,572   2,800,000   SH       SOLE        2,800,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                          UNIT SER 1     78462F103    3,970      45,000   SH       SOLE           45,000
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                          COM          001957109    1,567      60,000   SH       SOLE           60,000
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                        COM          87612E106    5,250     175,000   SH       SOLE          175,000
-----------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE CORP              COM          88033G100   68,388   4,170,000   SH       SOLE        4,170,000
-----------------------------------------------------------------------------------------------------------------------------------
TSAKOS ENERGY NAVIGATION LTD       SHS          G9108L108   12,363     799,664   SH       SOLE          799,664
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106   63,158   3,697,763   SH       SOLE        3,697,763
-----------------------------------------------------------------------------------------------------------------------------------
USA INTERACTIVE                    COM          902984103   35,359   1,542,700   SH       SOLE        1,542,700
-----------------------------------------------------------------------------------------------------------------------------------
UNITRIN INC                        COM          913275103   13,614     465,900   SH       SOLE          465,900
-----------------------------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC                  COM          95709T100   33,582   3,392,100   SH       SOLE        3,392,100
-----------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD           COM          G9618E107    5,911      18,300   SH       SOLE           18,300
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                              COM          983024100   22,597     604,200   SH       SOLE          604,200
-----------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS INC            CL A         30218U108    1,282     125,100   SH       SOLE          125,100
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                     SPONSORED ADR    654902204    6,178     398,600   SH       SOLE          398,600
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100   26,073   1,438,900   SH       SOLE        1,438,900
-----------------------------------------------------------------------------------------------------------------------------------
